S000042862 [Member] Expense Example - iShares Interest Rate Hedged Corporate Bond ETF - iShares Interest Rate Hedged Corporate Bond ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	226
Expense Example, with Redemption, 10 Years	$ 535